Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Statements of Comprehensive Income

SPECTRA ENERGY CORP

CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME

(Unaudited)

(In millions)

	Spectra Energy Corp	Spectra Capital	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Year Ended December 31, 2011
Net income	$1,184	$1,183	$1,764	$(2,849)	$1,282
Other comprehensive income (loss)	(21)	2	(301)	—	(320)

Total comprehensive income, net of tax	1,163	1,185	1,463	(2,849)	962
Less: comprehensive income—noncontrolling interests	—	—	100	—	100

Comprehensive income—controlling interests	$1,163	$1,185	$1,363	$(2,849)	$862

Year Ended December 31, 2010
Net income	$1,049	$1,062	$1,572	$(2,554)	$1,129
Other comprehensive income (loss)	7	(9)	312	—	310

Total comprehensive income, net of tax	1,056	1,053	1,884	(2,554)	1,439
Less: comprehensive income—noncontrolling interests	—	—	96	—	96

Comprehensive income—controlling interests	$1,056	$1,053	$1,788	$(2,554)	$1,343

Year Ended December 31, 2009
Net income	$849	$857	$1,314	$(2,096)	$924
Other comprehensive income (loss)	45	(9)	756	—	792

Total comprehensive income, net of tax	894	848	2,070	(2,096)	1,716
Less: comprehensive income—noncontrolling interests	—	—	86	—	86

Comprehensive income—controlling interests	$894	$848	$1,984	$(2,096)	$1,630